Financial Instruments - Summary of Remaining Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liability [Line Items]
Carrying amount	$ 1,640,716	$ 483,108
Contractual cash flows	1,915,230	500,694
6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	229,536	234,350
6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	6,151	238,248
1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	235,847	6,808
2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,443,696	21,288
Convertible notes due 2028 [Member]
Disclosure of financial liability [Line Items]
Carrying amount	201,199	216,075
Contractual cash flows	230,000	230,000
Convertible notes due 2028 [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		230,000
Convertible notes due 2028 [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	230,000
Convertible notes due 2030 [Member]
Disclosure of financial liability [Line Items]
Carrying amount	1,188,965
Contractual cash flows	1,432,500
Convertible notes due 2030 [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,432,500
Bank overdraft [Member]
Disclosure of financial liability [Line Items]
Carrying amount	822	536
Contractual cash flows	822	536
Bank overdraft [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	822	536
Lease Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	11,786	15,359
Contractual cash flows	13,450	18,291
Lease Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,969	3,123
Lease Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,566	2,963
Lease Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	4,598	5,368
Lease Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	3,317	6,837
Secured bank loans [Member]
Disclosure of financial liability [Line Items]
Carrying amount	3,649	4,603
Contractual cash flows	4,163	5,332
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	871	942
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	813	895
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,249	1,440
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,230	2,055
Trades and other payables [Member]
Disclosure of financial liability [Line Items]
Carrying amount	135,777	146,999
Contractual cash flows	135,777	146,999
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	135,777	146,999
Other Liabilities Related to Business Combination [Member]
Disclosure of financial liability [Line Items]
Carrying amount	15,207	16,786
Contractual cash flows	15,207	16,786
Other Liabilities Related to Business Combination [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	5,786
Other Liabilities Related to Business Combination [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,772	4,390
Other Liabilities Related to Business Combination [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	6,649	12,396
Payable for deferred bookings [Member]
Disclosure of financial liability [Line Items]
Carrying amount	30,677	31,739
Contractual cash flows	30,677	31,739
Payable for deferred bookings [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	30,677	31,739
Refund due to customers [Member]
Disclosure of financial liability [Line Items]
Carrying amount	52,634	51,011
Contractual cash flows	52,634	51,011
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ 52,634	$ 51,011